Income Tax Expense - Reconciliation of Applicable Tax Rate to Effective Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Continuing operations
Profit before tax from continuing operations	$ 3,469	$ 3,103	[1]	$ 1,454	[1]
Tax charge expressed as a percentage of profit before tax (effective tax rate):
Current tax expense only	22.10%	18.10%		37.30%
Total income tax expense (current and deferred)	22.60%	21.30%		30.60%
Irish corporation tax rate	12.50%	12.50%		12.50%
Higher tax rates on overseas earnings	9.80%	9.60%		10.40%
Other items
- arising from 2020 impairment	0.00%	0.00%		9.40%
- other items (primarily comprising items not chargeable to tax/expenses not deductible for tax)	0.30%	(0.80%)		(1.70%)
Total effective tax rate	22.60%	21.30%		30.60%

[1]	Restated to show the results of our former Building Envelope business in discontinued operations. See note 3 for further details.